SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
DWS Massachusetts Tax-Free Fund
Ernst & Young is appointed as the independent registered public accounting firm for the fund.
Please Retain This Supplement for Future Reference

May 24, 2019
SAISTKR-25